Shareholder Report, Line Graph (Details) - USD ($)				7 Months Ended		12 Months Ended
	Mar. 01, 2022	Apr. 10, 2017	Oct. 31, 2015	Oct. 01, 2022	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
C000099278 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 17,221	$ 16,918	$ 12,717	$ 13,076	$ 17,020	$ 12,232	$ 13,865	$ 10,781	$ 10,933	$ 10,150
C000099279 [Member]
Account Value [Line Items]
Accumulated Value			10,000			17,573	17,230	12,925	13,253	17,224	12,356	13,975	10,847	10,977	10,179
C000189665 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,649	17,259	16,897	12,650	12,966	16,816	12,041	13,596	10,539
C000099280 [Member]
Account Value [Line Items]
Accumulated Value			9,425			15,837	15,597	11,751	12,107	15,807	11,383	12,939	10,093	10,261	9,550
C000099281 [Member]
Account Value [Line Items]
Accumulated Value			10,000			15,582	15,462	11,728	12,189	16,025	11,628	13,309	10,456	10,715	10,047
C000099282 [Member]
Account Value [Line Items]
Accumulated Value			10,000			16,387	16,180	12,221	12,627	16,530	11,934	13,591	10,626	10,832	10,107
C000189666 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,640	17,024	16,692	12,521	12,839	16,686	11,970	13,539	10,518
C000131610 [Member]
Account Value [Line Items]
Accumulated Value			10,000			17,839	17,451	13,071	13,397	17,378	12,441	14,049	10,897	11,010	10,186
C000236116 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 8,104		11,043	10,729	7,974
C000015882 [Member]
Account Value [Line Items]
Accumulated Value			10,000			16,548	17,051	12,822	13,502	16,632	11,603	14,459	11,110	10,988	10,619
C000015884 [Member]
Account Value [Line Items]
Accumulated Value			10,000			16,881	17,356	13,031	13,691	16,831	11,720	14,575	11,178	11,030	10,640
C000189663 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,054	15,569	15,988	11,986	12,569	15,429	10,726	13,325	10,204
C000015883 [Member]
Account Value [Line Items]
Accumulated Value			9,425			15,211	15,713	11,850	12,500	15,439	10,798	13,490	10,394	10,306	9,983
C000050996 [Member]
Account Value [Line Items]
Accumulated Value			10,000			14,970	15,584	11,838	12,583	15,661	11,034	13,889	10,780	10,769	10,510
C000050997 [Member]
Account Value [Line Items]
Accumulated Value			10,000			15,743	16,305	12,321	13,038	16,140	11,318	14,176	10,947	10,880	10,564
C000189664 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,047	15,372	15,810	11,866	12,467	15,326	10,671	13,272	10,179
C000131605 [Member]
Account Value [Line Items]
Accumulated Value			10,000			17,139	17,601	13,189	13,837	16,985	11,808	14,665	11,229	11,067	10,657
MSCI ACWI [Member]
Account Value [Line Items]
Accumulated Value			10,000			29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205
MSCI ACWI (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,226	26,080	21,265	16,014	14,492	18,106	13,189	12,574	11,168
MSCI ACWI (Inception Date 3/1/2022) [Member]
Account Value [Line Items]
Accumulated Value	10,000			8,630		15,531	12,663	9,536
Russell 3000 [Member]
Account Value [Line Items]
Accumulated Value			10,000			37,343	30,910	22,422	20,688	24,782	17,221	15,635	13,776	12,924	10,424
Russell 3000 (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,036	31,888	26,395	19,147	17,666	21,162	14,706	13,351	11,764
S&P Developed REIT [Member]
Account Value [Line Items]
Accumulated Value			10,000			14,422	14,199	10,850	11,629	14,968	10,367	13,372	10,968	10,856	10,387
S&P Developed REIT (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,041	13,341	13,134	10,037	10,757	13,846	9,590	12,369	10,145
S&P Developed REIT (Inception Date 3/1/2022) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 8,111		10,060	9,904	7,568
FTSE NAREIT All Equity REITs [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000			17,711	18,185	13,562	14,724	18,214	12,498	14,880	11,874	$ 11,665	$ 10,778
FTSE NAREIT All Equity REITs (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,190	$ 15,471	$ 15,885	$ 11,847	$ 12,862	$ 15,911	$ 10,918	$ 12,998	$ 10,372